Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities [text block table]
in € m.	Dec 31, 2019	Dec 31, 2018
Brokerage and securities related receivables
Cash/margin receivables	49,147	42,827
Receivables from prime brokerage	15	3
Pending securities transactions past settlement date	1,687	3,654
Receivables from unsettled regular way trades	12,552	20,191
Total brokerage and securities related receivables	63,401	66,675
Debt Securities held to collect	24,292	5,184
Accrued interest receivable	2,614	2,536
Assets held for sale	4,976	2,679
Other	15,075	16,371
Total other assets	110,358	93,444

in € m.	Dec 31, 2019	Dec 31, 2018
Brokerage and securities related payables
Cash/margin payables	59,291	55,475
Payables from prime brokerage	6	15,495
Pending securities transactions past settlement date	1,588	2,228
Payables from unsettled regular way trades	10,402	17,510
Total brokerage and securities related payables	71,287	90,708
Accrued interest payable	2,420	2,486
Liabilities held for sale	9,650	1,242
Other	24,607	23,078
Total other liabilities	107,964	117,513